STI CLASSIC FUNDS
Supplement dated September 28, 2007, to the
Prospectuses and Statement of Additional Information
dated August 1, 2007 for
STI Classic Small Cap Quantitative Equity Fund (A, C and I Shares)

At the close of business on September 27, 2007, the STI Classic Small Cap Quantitative Equity Fund (the “Fund”) liquidated and closed. Therefore, the Fund is no longer offered in this Prospectus or Statement of Additional Information and all references to the Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.